Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties Balances and Transactions [Abstract]
Schedule of balances with related parties
	As of December 31,
	2021	2020
	U.S. dollars in thousands
Other payables – Officers and Directors	$65	$13
	$65	$13

Schedule of transactions with related parties
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Salary fees(1)	$257	$126	$112
Directors consultancy fees(2)	29	28	27
Share based payment expense (refer to Note 9)	1,707	66	230
	$1,993	$220	$369
(1) Number of related parties	3	1	1
(2) Number of directors	4	4	4